Equity	12 Months Ended
Dec. 31, 2017
Disclosure Of Shareholders Equity [Abstract]
Equity
25.	EQUITY

25.1Equity attributable to the shareholders of Enel Américas

25.1.1	Subscribed and paid capital and number of shares

The issued capital of the Company for the year ended December 31, 2017 is US$6,763,204,424 divided into 57,452,641,516 authorized, subscribed and paid-in shares. The issued capital for the year ended December 31, 2016 was US$9,023,164,048 (for January 1, 2017 was restated to ThUS$ 6,903,683,778 acoording to the change in the functional currency described in Note 3) divided into 58,324,975,387 authorized, subscribed and paid shares. The issued capital of the Company for the years ended January 1, 2016 was US$10,680,663,292 divided into 49,092,772,762 shares. All of the shares issued by the Company are subscribed and paid, and they are listed for trade on the Bolsa de Comercio de Santiago de Chile, the Bolsa Electrónica de Chile, the Bolsa de Valores de Valparaiso, and the New York Stock Exchange (NYSE). During the year 2017 and 2016, the Group did not engage in any transaction of any kind with potential dilutive effects leading to diluted earnings per share that could differ from basic earnings per share.

Treasury shares

The treasury shares for the year ended December 31, 2016 are US$139,630,480 divided into 872,333,871 shares, and were acquired as part of the merger process as follows:

•

129,829,692 shares for a total amount of US$21,517,199 acquired from the minority shareholders of the Company, Endesa Américas and Chilectra Américas, who disagreed with respect to the merger and exercised their withdrawal rights.

•	742,504,179 shares for a total amount of US$118,113,281 corresponding to the shares of Endesa Américas acquired in the tender offer.

At the April 27, 2017, Extraordinary Shareholders´meeting of Enel Américas, approved the cancellation of treasury shares acquired as a result of the merger process and the consequent reduction of the share capital by the same amount.

Changes to the issued capital as a result of the Corporate Reorganization

The Spin-Off Process:

At the Extraordinary Shareholders’ Meeting of Enersis (currently Enel Américas S.A.) held on December 18, 2015, the shareholders approved the spin-off of Enersis into two companies (the “Spin-Off”). As a result of this Spin-Off, Enersis Chile S.A. (currently Enel Chile S.A.), a new publicly held company governed under Chapter XII of D.L. 3,500 was created, and was allocated the shareholdings and other associated assets and liabilities of Enersis in Chile, including the ownership interests in Endesa Chile and Chilectra. All of Enersis’ shareholders participated in Enersis Chile in the same proportion as they had in Enersis’ issued capital, with the number of shares equal to what they had held in Enersis (ratio 1:1). All the businesses outside of Chile were allocated to the continuing company Enersis Américas, including Enersis’ ownership interests in the new entities as a result of the spin-offs of Chilectra and Endesa Chile, and all the assets and liabilities and administrative authorizations in Chile not expressly allocated to Enersis Chile in the Spin-Off.

As part of the Spin-Off, the capital of Enersis was reduced from US$10,680,663,292, divided into 49,092,772,762 registered common shares of a single series and no par value, to the new amount of US$7,649,477,307, divided into 49,092,772,762 registered common shares of a single series and no par value. Additionally, it was agreed to (i) establish the capital of Enersis Chile at US$3,211,185,985 corresponding to the amount by which the capital of Enersis had been decreased, divided into 49,092,772,762 registered common shares, all of the same series and no par value, and (ii) distribute the former Enersis’ equity interest between Enersis and Enersis Chile, by allocating assets and liabilities as indicated by the aforementioned meeting, to Enersis Chile.

On March 1, 2016, upon satisfying all conditions precedent, including the capital decrease and modifications to the by-laws, the separation of the Chilean and non-Chilean businesses of Enersis became effective and Enersis’ corporate name was changed to Enersis Américas (currently Enel Américas S.A.). The distribution of shares of Enersis Chile to the shareholders of Enersis was completed in April 2016.

On October 4, 2016, the corporate name changes of Enersis Chile, Endesa Chile and Chilectra to Enel Chile S.A., Enel Generación Chile S.A., and Enel Distribución Chile S.A., respectively, were approved at the respective Extraordinary Shareholders’ Meetings. The corporate name changes became effective on October 18, 2016, through modifications to the by-laws of each of these entities.

The Merger Process:

On September 28, 2016, the respective shareholders of Enersis Américas, Endesa Américas and Chilectra Américas met, voted and approved by more than two-thirds of the outstanding voting shares of each company, the merger of Endesa Américas and Chilectra Américas with and into Enersis Américas, with Enersis Américas continuing as the surviving company under the new name “Enel Américas S.A.” (the “Merger”). Pursuant to the Merger, Enel Américas S.A. (the “Surviving Company”) absorbed Endesa Américas and Chilectra Américas by incorporation, each of which were then dissolved without liquidation, and Enel Américas S.A. substituted for them in all their rights and obligations.

On September 14, 2016, the Company commenced a public cash tender offer (oferta pública de adquisición de valores, in Spanish) for all the outstanding shares and ADSs of Endesa Américas under Chilean law and applicable U.S. securities laws (the “Tender Offer”). The Tender Offer was for all shares (other than those held by the Company), including in the form of ADSs represented by ADRs of Endesa Américas, for a price of Ch$ 300 per share (or the equivalent in U.S. dollars of Ch$ 9,000 per ADS in the case of ADSs).

The Tender Offer was contingent on (i) the approval of the Merger by the relevant shareholders at the Extraordinary Shareholders’ Meetings pursuant to the Chilean Corporations Act on September 28, 2016, (ii) less than 10% of the outstanding shares of the Company, 10% of the outstanding shares of Endesa Américas and 0.91% of the outstanding shares of Chilectra Américas exercising the statutory merger dissenters’ withdrawal rights in connection with the Merger, provided that no shareholder owned more than 65% of the Company after all exercises of statutory merger dissenters’ withdrawal rights, and (iii) the absence of any material adverse effect on Endesa Américas and its subsidiaries. Since the conditions were met, the Tender Offer was successfully completed on October 28, 2016. The Tender Offer resulted in the acquisition of 265,180,064 shares of Endesa Américas for a total amount of ThUS$118,113.

In summary, the Company increased its ownership interest in Endesa Américas by 3.23%, reaching a controlling interest of 63.21% of the shares.

On November 15, 2016, as agreed to at the Extraordinary Shareholders’ Meeting of the Company on September 28, 2016, the Company signed, together with its subsidiaries Endesa Américas and Chilectra Américas, the Deed of Compliance with Merger Conditions (Escritura Declarativa de Cumplimiento de Condiciones de Fusión, in Spanish), which affirmed the satisfaction of the conditions precedent to which the Merger of the Company with the aforementioned companies was subject to, and allowed the Merger to become effective as of the first calendar day of the following month.

On December 1, 2016, the Merger took effect and the Company absorbed Endesa Américas and Chilectra Américas by incorporation. On the same date, the Company changed its corporate name to “Enel Américas S.A.”.

As a consequence of the approval and completion of the Merger, shareholders of the Company, Endesa Américas and Chilectra Américas had the following options:

•

shareholders of Endesa Américas that participated in the Merger received 2.8 shares of the Company’s common stock for each Endesa Américas share they owned and 1.68 ADSs of the Company for each Endesa Américas ADS they owned, since Endesa Américas ceased to exist as a separate entity upon consummation of the Merger;

•

shareholders of Chilectra Américas that participated in the Merger received 4.0 shares of the Company’s common stock for each Chilectra Américas share they owned, since Chilectra Américas ceased to exist as a separate entity upon consummation of the Merger;

•

shareholders of the Company, Endesa Américas and Chilectra Américas that dissented with respect to the Merger and exercised their statutory merger dissenters’ withdrawal rights provided under Chilean law received a cash payment equivalent to the weighted average of the closing prices of the Company or Endesa Américas shares, as the case may be, as reported on the Chilean Stock Exchanges during the 60-trading day period preceding the 30th trading day prior to the date the Merger was approved or the book value of the Chilectra Américas shares, as applicable; and

•	shareholders of Endesa Américas tendered their Endesa Américas shares and ADSs in the Tender Offer.

The following table sets forth the movements in the number of shares of the Company as a result of the merger:

Number of outstanding shares of the Company prior the Merger			49,092,772,762

	Number of shares	Share exchange ratio	Number of shares
New shares issued (1):
Exchange of shares with minority shareholders of Endesa Américas	3,282,265,786	28.0	9,190,344,201
Exchange of shares with minority shareholders of Chilectra Américas	10,464,606	4	41,858,424
Total new shares issued	3,292,730,392		9,232,202,625

Repurchase of shares (2):
Withdrawal right exercised by the minority shareholders of the Company	(119,185,929)		(119,185,929)
Withdrawal right exercised by the minority shareholders of Endesa Américas	(3,706,909)	2.8	(10,379,345)
Withdrawal right exercised by the minority shareholders of Chilectra Américas	(65,035)	4	(260,140)
Remaining shares for exchange of shares			(4,278)
Total repurchase of shares	(122,957,873)		(129,829,692)

Tender Offer of Endesa Américas (3):
Purchased shares	(265,180,064)	2.8	(742,504,179)
Total Tender Offer of Endesa Américas	(265,180,064)		(742,504,179)

Number of outstanding shares of the Company after the Merger			57,452,641,516

Total number of shares - Issued Capital			58,324,975,387
Total number of shares - Treasury Shares			(872,333,871)
Number of outstanding shares of the Company after the Merger			57,452,641,516

(1)

On December 29, 2016, a total of 9,232,202,625 new shares of the Company as a result of the Merger were registered with the Chilean Stock Register. The total amount for the issuance of new shares was ThUS$1,553,687.

(2)	The total amount paid for the shares repurchased was ThUS$21,517.
(3)	The total amount paid for the shares of Endesa Américas purchased in the Tender Offer was ThUS$118,113.

Enel Americas will continue trading its shares publicly on the Stock Exchanges in Chile and its ADSs on the New York Stock Exchange ("NYSE"). As a result of the mergers of Endesa Américas and Chilectra Américas, all shares and ADS of both companies were converted into shares and ADS of Enérsis Américas.  As a result, Endesa Américas and Chilectra Américas stopped trading on the Stock Exchanges in Chile and on the New York Stock Exchange.

Subsequent to merger, Enel SpA continues to be the last controlling parent, through its majority stake in the shares of Enel Américas and the previous minority shareholders of Endesa Américas and Chilectra Américas, together with the current minority shareholders of Enel Americas, will own their corresponding non-controlling interests in Enel Américas.

25.1.2	Dividends

On November 25, 2014, the Board unanimously agreed to distribute interim dividend No. 90 of US$0.00133 per share on January 30, 2015 against fiscal year 2014 statutory net income. This corresponded to 15% of net income calculated as of September 30, 2014, in accordance with the dividend policy.

The Ordinary Shareholders’ Meeting held on April 28, 2015 approved the distribution of a minimum mandatory dividend (which included interim dividend No. 90 of US$0.00133 per share paid in November 2014) and an additional dividend, which in the aggregate amounted to US$490,317,886 or US$0.00998751 per share.

Since interim dividend No. 90 had already been paid, the remainder was distributed and paid in final dividend No. 91, which totaled US$424,712,960 equivalent to US$0.00886 per share.

On November 24, 2015, the Board unanimously agreed to distribute interim dividend No. 92 of US$0.00174 per share on January 29, 2016 against fiscal year 2015 statutory net income. This corresponded to 15% of net income calculated as of September 30, 2015, in accordance with the dividend policy.

The Ordinary Shareholders’ Meeting held on April 28, 2016 approved the distribution of a minimum mandatory dividend (deducting the interim dividend No. 92 paid in January 2016) and an additional dividend, which in the aggregate amounted to US$295,657,660 or US$0.006019495 per share.

Since interim dividend No. 92 had already been paid, the remainder was distributed and paid in final dividend No. 93, which totaled US$241,946,275 equivalent to US$0.00491 per share.

On November 24, 2016, the Board unanimously agreed to distribute interim dividend No. 94 of US$0.00142 per share for a total amount of US$81,873,986 on January 27, 2017 against fiscal year 2016 statutory net income. This corresponded to 15% of net income calculated as of September 30, 2016, in accordance with the dividend policy.

At the April 27, 2017 Ordinary Shareholders´ Meeting of Enel Américas S.A., it was resolved that the minimum dividend  (from which the interim dividend paid in January 2017 would be deducted) would be distributed plus an additional dividend, the equivalent of US$0.00501 per share for a total distributed (including the interim dividend) of US$288,326,860. Given that the interim dividend had already been paid, the distribution of the remainder (final dividend No. 95) in an amount of US$206,452,874 was equivalent to US$0.00359 per share.

On November 29, 2017, the Board of Directors agreed unanimously (those members present), that interim dividend No. 96 of US$0.00100 per share would be charged against  2017 statutory net income to be paid on January 26, 2018.  Such amount represents 15% of the net income of Enel Américas calculated as of September 30, 2017 in accordance with the current dividend policy.

The following table sets forth the dividends paid in recent years:

Dividend No.	Type of Dividend	Payment Date	Dolar per Share	Charged to
90	Interim	01-30-2015	0.00133	2014
91	Final	05-25-2015	0.00886	2014
92	Interim	01-29-2016	0.00174	2015
93	Final	05-24-2016	0.00491	2015
94	Interim	01-27-2017	0.00142	2016
95	Final	05-26-2017	0.00359	2016
96	Interim	01-26-2018	0.00100	2017

25.2Foreign currency translation reserves

The following table sets forth foreign currency translation differences attributable to the shareholders of the Company for the years ended December 31, 2017, 2016 and 2015:

Reserves for Accumulated	For the years ended December 31,
Currency Translation Differences	2017 ThUS$	2016 ThUS$	2015 ThUS$
Empresa Distribuidora Sur S.A.	(128,320)	(151,019)	(145,948)
Compañía Distribuidora y Comercializadora de Energía S.A.	149,973	211,975	211,027
Enel Distribución Perú S.A. (formerly named Edelnor S.A.A.)	63,180	59,666	79,734
Dock Sud	(21,517)	(19,800)	(8,074)
Enel Brasil S.A.	(529,654)	(646,185)	(972,625)
Enel Generación Costanera S.A. (formerly named Central Costanera S.A.)	(9,381)	(9,543)	(5,545)
Emgesa S.A. E.S.P.	17,908	22,187	22,308
Enel Generación El Chocón S.A. (formerly named Hidroeléctrica El Chocón S.A.)	(126,421)	(110,183)	(86,372)
Generandes Perú S.A.	125,588	115,350	138,188
Enel Generación Piura S.A. (formerly named Empresa Eléctrica de Piura S.A.)	12,984	11,769	16,257
Other	(8,335)	(4,688)	(2,548)
Foreing currency translation (1)	-	(2,089,877)	(2,411,690)

TOTAL	(453,995)	(2,610,348)	(3,165,288)

(1)	Correspond to the effect originated by the retrospective application of the change in presentation currency, see note 3.

25.3Capital Management

The Company’s objective is to maintain an adequate level of capitalization in order to be able to secure its access to the financial markets, so as to fulfill its medium- and long-term goals while maximizing the return to its shareholders and maintaining a robust financial position.

25.4Restrictions on subsidiaries transferring funds to the parent

Certain of the Group’s subsidiaries must comply with financial ratio covenants which require them to have a minimum level of equity or other requirements that restrict the transferring of assets to the Group. The Group’s restricted net assets as of December 31, 2017 from its subsidiaries Enel Distribución Rio, Enel Distribución Ceará, Enel Distribución Perú, Enel Generación Piura, Enel Generación Perú, and Chinango were ThUS$1,275,890, ThUS$55,497, ThUS$328,221, ThUS$99,801,  and ThUS$12,790, respectively.

25.5Other reserves

Other reserves within equity attributable to shareholders of Enel Américas for the years ended December 31, 2017, 2016 and 2015, are as follows:

	Balance as of As restated January 1, 2017 (*)	2017 changes	Balance as of December 31, 2017
	ThUS$	ThUS$	ThUS$

Exchange differences on translation (a)	(388,942)	(65,053)	(453,995)
Cash flow hedges (b)	(11,423)	7,951	(3,472)
Available-for-sale financial assets	227	(402)	(175)
Other miscellaneous reserves (c)	(3,364,559)	(44,363)	(3,408,922)
TOTAL	(3,764,697)	(101,867)	(3,866,564)

	Balance as of January 1, 2016	2016 changes	Balance as of December 31, 2016
	ThUS$	ThUS$	ThUS$

Exchange differences on translation (a)	(3,165,288)	554,940	(2,610,348)
Cash flow hedges (b)	(7,649)	3,223	(4,426)
Available-for-sale financial assets	(256)	473	217
Other comprehensive income from non-current assets held for distribution to owners	(171,638)	171,638	-
Other miscellaneous reserves (c)	(4,659,748)	566,486	(4,093,262)
TOTAL	(8,004,579)	1,296,760	(6,707,819)

	Balance as of January 1, 2015	2015 changes	Balance as of December 31, 2015
	ThUS$	ThUS$	ThUS$

Exchange differences on translation (a)	(1,077,153)	(2,088,135)	(3,165,288)
Cash flow hedges (b)	(117,185)	109,536	(7,649)
Available-for-sale financial assets	14	(270)	(256)
Other comprehensive income from non-current assets held for distribution to owners	-	(171,638)	(171,638)
Other miscellaneous reserves (c)	(4,644,824)	(14,924)	(4,659,748)
TOTAL	(5,839,148)	(2,165,431)	(8,004,579)

(*) See Note 3.

a)

Reserves for exchange differences on translation: These reserves arise primarily from exchange differences relating to: (i) Translation of the financial statements of our subsidiaries with functional currencies other than the dólar estadounidense (see Note 2.7.3); and (ii) Translation of goodwill arising from the acquisition of companies with functional currencies other than the dólar estadounidense (see Note 4.b).

b)	Cash flow hedge reserves: These reserves represent the cumulative effective portion of gains and losses on cash flow hedges (see Note 4.f.5).

c)	Other miscellaneous reserves.

The main items and their effects are the following:

Other Miscellaneous Reserves	12-31-2017 ThUS$	12-31-2016 ThUS$	12-31-2015 ThUS$

Reserve for capital increase in 2013 (1)	(1,345,368)	(1,908,106)	(1,891,502)
Reserve for corporate reorganization (“Spin-off”) (2)	716,712	691,210	-
Reserve for subsidiaries transactions (3)	(439,290)	(508,682)	(500,833)
Reserve for transition to IFRS (4)	(1,490,604)	(1,567,941)	(2,286,335)
Reserve for merger of Enel Américas, Endesa Américas and Chilectra Américas (5)	(730,748)	(725,018)	-
Reserve for Tender Offer of Endesa Américas and withdrawal rights (6)	(57,100)	(56,653)	-
Other miscellaneous reserves (7)	(62,524)	(18,072)	18,922

Total	(3,408,922)	(4,093,262)	(4,659,748)

(1) Reserve originated from the capital increase that the Company made during the first quarter of 2013.

(2)

Reserve for corporate reorganization (Spin-Offs of companies) completed on March 1, 2016. Corresponds to the effects from the reorganization of the Company and the separation of the Chilean business into a new entity, Enel Chile S.A. (see Note 6.1).

(3)

Reserve from transactions with our subsidiaries. Corresponds to the effect of purchases of equity interests in subsidiaries that were accounted for as transactions between entities under common control.

(4)

Reserve for transition to IFRS. In accordance with Official Bulletin No. 456 from the SVS (Superintendencia de Valores y Seguros de Chile), included in this line item is the price-level restatement of paid-in capital from the date of transition to IFRS, January 1, 2004, to December 31, 2008.

(5)

Reserve for merger of Endesa Américas and Chilectra Américas with and into the Company, completed on December 1, 2016. Represents the recognition of the difference between the capital increase in the Company and the carrying amount of the non-controlling interests that became part of the equity attributable to the equity owners of Enel Américas after completion of the Merger. The difference between the fair market value of the consideration received or paid and the amount by which the non-controlling interests is adjusted is being recognized in equity attributable to the owners of Enel Américas.

(6)

Reserve for Tender Offer of Endesa Américas and withdrawal rights. Represents the recognition of the difference between the carrying amount and the price paid for the non-controlling interests acquired in the Tender Offer, which resulted in a charge to other reserves for ThUS$56,578. Also, includes ThUS$523 related to recognition of the difference between the carrying amount and the price paid for the shares of those shareholders who exercised their withdrawal rights.

(7)	Other miscellaneous reserves from transactions made in prior years.

25.6Non-controlling Interests

The detail of non-controlling interests as of and for the years ended December 31, 2017, 2016 and 2015, is as follows:

	Non-controlling interests
Companies		Equity		Profit (Loss)
	12-31-2017%	12-31-2017 ThUS$	12-31-2016 ThUS$	12-31-2017 ThUS$	12-31-2016 ThUS$	12-31-2015 ThUS$
Enel Distribución Río S.A. (formerly Ampla Energía S.A.)	0.36%	3,746	2,593	(111)	(228)	(60)
Enel Distribución Ceará S.A. (formerly Coelce S.A.)	26.00%	218,722	200,150	35,633	29,509	28,597
Compañía Distribuidora y Comercializadora de Energía S.A.	51.52%	457,800	439,533	108,928	86,463	97,474
Emgesa S.A. E.S.P.	51.53%	667,440	601,642	154,744	127,261	166,772
Enel Distribución Peru S.A.A	16.82%	98,590	121,374	23,249	22,250	23,625
Enel Generación Peru S.A.A	16.40%	156,731	138,510	22,647	12,776	-
Chinango S.A.C.	20.00%	22,163	21,999	3,810	5,143	23,030
Empresa Distribuidora Sur S.A.	27.87%	2,356	701	3,135	(8,604)	4,646
Enel Generacion Costanera S.A.	24.32%	10,187	8,030	4,792	4,061	42,368
Enel Generacion El Chocón S.A.	32.33%	72,893	69,455	30,138	15,276	(371)
Inversora Dock Sud S.A.	42.86%	38,147	33,116	13,984	5,947	54,656
Central Dock Sud S.A.	29.76%	37,432	32,418	13,826	5,842	17,940
Enel Distribución Chile S.A. (1)	0.00%	-	-	-	405	17,756
Chilectra Américas S.A. (2)	0.00%	-	-	-	123	2,664
Enel Generación Chile S.A. (1)	0.00%	-	-	-	71,544	-
Endesa Américas S.A. (2)	0.00%	-	-	-	66,618	240,146
Empresa Eléctrica Pehuenche S.A. (1)	0.00%	-	-	-	1,777	-
Enel Generacion Piura S.A.	3.50%	4,529	3,947	613	795	13,249
CELG	0.12%	743	-	12	-	-
Other		6,557	6,637	2,071	1,416	5,061
TOTAL		1,798,036	1,680,105	417,471	448,374	737,552

(1)	As of January 1, 2016 these entities are classified as discontinued operations. On March 1, 2016, these companies ceased to belong to the Group (see Note 6.1).
(2)	On December 1, 2016, these entities were merged with and into Enel Américas, and were then dissolved without liquidation (see Note 25.1.1).